Private pension liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Private pension liabilities	Private pension liabilities
As of December 31, 2021, active plans are principally accumulation of financial resources through products PGBL and VGBL structured in the form of variable contribution, for the purpose of granting participants with returns based on the accumulated capital in the form of monthly withdraws for a certain term or temporary monthly withdraws.
In this respect, such financial products represent investment contracts that have the legal form of private pension plans, but which do not transfer insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and balance consists of the balance of the participant in the linked FIE at the reporting date (Note 7 (a)).
Changes in the period

	2021	2020

As of January 1	13,387,913	3,759,090
Contributions received	3,056,032	1,678,532
Transfer with third party plans	16,854,605	7,657,636
Withdraws	(1,468,710)	(304,194)
Interest from assets within FIEs	91,560	596,849
As of December 31	31,921,400	13,387,913